Goodwill	12 Months Ended
Dec. 31, 2021
Goodwill Disclosure [Abstract]
GOODWILL
NOTE 9:-	GOODWILL

Changes in the carrying amount of goodwill for the years ended December 31, 2020 and 2021 according to the Company’s reportable segments are as follows (see also Note 18):

	IT professional services	Software services	Total
As of January 1, 2020	$60,346	$57,397	$117,743

Business combinations	5,832	5,718	11,550
Measurement period adjustments	1,443	618	2,061
Foreign currency translation adjustments	1,725	2,603	4,328

As of December 31, 2020	$69,346	$66,336	$135,682

Business combinations	5,068	3,477	8,545
Measurement period adjustments	321	558	879
Foreign currency translation adjustments	868	829	1,697

As of December 31, 2021	$75,603	71,200	146,803

The Company performed annual impairment tests as of December 31, 2019, 2020 and 2021 and did not identify any impairment losses (see Note 2).